Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income	$ 19,788	$ 16,039	$ 30,550
Other Comprehensive Loss, Net of Tax (Expense) Benefit
Foreign currency translation adjustments, net of tax of $(21), $(11) and $30	16	(117)	245
Unrealized gain (loss) on cash flow hedges, net of tax of $265, $(19) and $20	(736)	55	(31)
Unrealized gain (loss) on marketable securities, net of tax of $(2), $0 and $10	7	1	(14)
Defined benefit pension and postretirement plans, net of tax of $219, $284 and $144	(659)	(858)	(214)
Other comprehensive loss attributable to Verizon	(1,372)	(919)	(14)
Total Comprehensive Income	18,416	15,120	30,536
Comprehensive income attributable to noncontrolling interests	523	511	449
Comprehensive income attributable to Verizon	17,893	14,609	30,087
Total comprehensive income	$ 18,416	$ 15,120	$ 30,536